CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss (continuing and discontinued operations)	¥ (137,169)	$ (19,974)	¥ (143,223)	¥ (421,231)
Adjustments to reconcile net loss to net cash generated from operating activities:
Shared-based compensation	47,313	6,890	26,534	(19,122)
Depreciation and amortization of property, equipment and software	13,355	1,945	14,265	46,391
Amortization of intangible assets			27	111
Amortization of right-of-use assets	17,489	2,547	15,373	10,950
Loss/(gains) from disposal of property, equipment and software	670	98	(1,494)	6,568
Equity in (income)/loss of affiliates	44	6	(328)	(15,657)
Inventory valuation adjustments	(12,003)	(1,748)	14,223	16,279
Provision for/ (reversal of) credit losses	13,844	2,016	(687)	91,593
Guarantee income	(46)	(7)	(126)	(207,825)
Discounting impact of non-current consideration payables	8,486	1,236	11,986	(30,898)
Fair value impact of the issuance of senior convertible preferred shares (Note 13, 18)	(242,733)	(35,345)	(186,231)
Gains from waiver of operating payables (Note 14)	(70,500)	(10,266)	(73,747)
Losses from extinguishment of debt	2,778	405
Goodwill impairment				9,541
Impairment of net assets transferred				420,000
Transaction gain from divestiture transactions, net (Note 3)				(721,211)
Inducement charge of convertible notes				121,056
Changes in operating assets and liabilities:
Receivables, prepaid expenses and other current assets	28,268	4,116	51,824	48,250
Amounts due from related parties			3,817	36,664
Amounts due to related parties				69,434
Loans recognized as a result of payments under guarantees	14,330	2,087	148,708	134,380
Advance to sellers				83,537
Financial lease receivables			10	8,510
Inventory	327,083	47,627	(372,120)	(75,552)
Payables, accruals and other current liabilities	(204,786)	(29,819)	(266,922)	(354,669)
Deposit of interests from consumers and payable to financing partners				(18,032)
Deferred revenue	(4,140)	(603)	(5,247)	(27,052)
Consideration payable to WeBank, net of discounting impact	(53,423)	(7,779)	(81,604)	(334,323)
Net cash used in operating activities	(251,100)	(36,568)	(844,962)	(1,122,308)
Cash flows from investing activities:
Proceeds from disposal of property, equipment and software	494	72	1,885	13,357
Purchase of property, equipment and software	(33,196)	(4,834)	(18,654)	(413)
Proceeds from disposal of subsidiaries	670	98		130,000
Proceeds from disposal of 2B business				300,072
Net cash generated from/(used in) investing activities	(32,032)	(4,664)	(16,769)	443,016
Cash flows from financing activities:
Proceeds from borrowings	313,000	45,576
Repayment of borrowings	(234,050)	(34,080)	(79,560)	(41,094)
Repayment of long-term debt	(51,900)	(7,555)	(58,956)
Proceeds from exercise of share options	42	6	15,713	1,912
Proceeds from issuance of Class A ordinary shares				169,499
Proceeds from the issuance of senior convertible preferred shares in conjunction with warrants	212,875	30,997	887,225
Net cash generated from financing activities	239,985	34,944	764,422	130,317
Effect of exchange rate changes on cash, cash equivalents and restricted cash	221	32	(113)	(14,741)
Net decrease in cash, cash equivalents and restricted cash	(42,966)	(6,256)	(97,422)	(563,716)
Cash, cash equivalents and restricted cash at beginning of the period	136,297	19,846	233,719	797,435
Cash, cash equivalents and restricted cash at end of the period	93,331	13,590	136,297	233,719
Supplemental disclosure of cash flow information
Cash paid for income tax	222	32	179	22
Cash paid for interest (Note 9)	58,945	8,583	5,111	19,717
Supplemental schedule of noncash investing and financing activities
Unreceived disposal consideration				¥ 129,307
Net settlement of long-term debt with unreceived disposal consideration(Note 5)			¥ 45,350
Conversion of long-term debt into Class A ordinary shares (Note 13)	¥ 511,318	$ 74,454